Document And Entity Information	Nov. 13, 2019
Document Information [Line Items]
Entity Registrant Name	H.B. Fuller Company
Document Type	8-K
Document Period End Date	Nov. 13, 2019
Entity Incorporation, State or Country Code	MN
Entity File Number	001-09225
Entity Tax Identification Number	41-0268370
Entity Address, Address Line One	1200 Willow Lake Boulevard, P.O. Box 64683
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55164-0683
City Area Code	(651)
Local Phone Number	236-5900
Title of 12(b) Security	Common Stock
Trading Symbol	FUL
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000039368